Property, Plant and Equipment, Net - Borrowing Costs Capitalized and Capitalized Interest Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure	₩ 2,519,219	₩ 2,135,550	₩ 2,287,580
Borrowing costs capitalized	22,775	22,619
Weighted average [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure	₩ 587,628	₩ 628,595
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization rate (%)	3.57%	2.51%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization rate (%)	5.46%	3.90%